Note Payable - Schedule of Note Payable (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Note payable	$ 3,500,000	$ 2,712,787	$ 2,000,000
Less: unamortized loan discount		(154,462)	(277,070)
Less: unamortized debt issuance costs		(79,605)	(102,641)
Total Note Payable, net	$ 3,500,000	$ 2,478,720	$ 1,620,289